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                        SUPPLEMENT DATED AUGUST 25, 2003
                                       TO
                   MONY AMERICA VARIABLE ACCOUNT A PROSPECTUS
                                DATED MAY 1, 2003

                                       For
                    Variable Universal Life Insurance Policy

                                    Issued by
                     MONY Life Insurance Company of America


This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

Page 10 - In "The Funds" section, replace the second and third sentences of the first paragraph with the following:

      The Funds (except for the Janus Aspen Series Capital Appreciation portfolio) are diversified, open-end management investment companies. The Janus Aspen Series Capital Appreciation portfolio is a non-diversified, open-end management investment company.



                                                          14426 SL (Sup 8/25/03)
                                                       14633 SL CD (Sup 8/25/03)